Average Annual Total Returns - Class A C I R6 [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.25%	0.80%	2.34%
Bloomberg California Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.11%	0.76%	2.29%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	(2.01%)	0.38%	1.92%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(2.01%)	0.32%	1.86%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	0.55%	1.04%	2.22%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	0.35%	0.45%	1.58%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	2.25%	1.34%	2.48%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	2.32%	1.40%	2.50%